Portfolio of Investments
Columbia Connecticut Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 97.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 10.5%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2017R
07/01/2034	4.000%	1,000,000	1,151,015
Quinnipiac University
Series 2016M
07/01/2029	5.000%	1,000,000	1,194,606
Sacred Heart University Issue
Series 2017
07/01/2033	5.000%	300,000	363,301
Series 2021S
06/01/2037	5.000%	370,000	497,127
Trinity College
Series 2020R
06/01/2032	5.000%	265,000	350,541
University of New Haven
Series 2018
07/01/2033	5.000%	500,000	594,167
07/01/2034	5.000%	500,000	591,600
Revenue Bonds
Sacred Heart University
Series 2020K
07/01/2035	5.000%	475,000	617,438
07/01/2036	5.000%	150,000	194,434
Wesleyan University - Green Bonds
Series 2021
07/01/2031	4.000%	915,000	1,172,769
University of Connecticut
Revenue Bonds
Series 2018A
11/15/2035	5.000%	2,700,000	3,409,208
Total			10,136,206
Hospital 11.1%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Nuvance Health Issue
Series 2019A
07/01/2033	5.000%	400,000	508,787
Revenue Bonds
Bridgeport Hospital
Series 2012D
07/01/2022	5.000%	1,000,000	1,044,667
Hartford Healthcare
Series 2014E
07/01/2034	5.000%	2,360,000	2,615,678
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020A
07/01/2036	4.000%	1,045,000	1,242,077
Trinity Health Corp.
Series 2016
12/01/2032	5.000%	2,000,000	2,427,024
Yale-New Haven Health
Series 2014A
07/01/2031	5.000%	2,500,000	2,837,847
Total			10,676,080
Investor Owned 5.2%
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/2028	4.375%	5,000,000	5,013,748
Joint Power Authority 1.1%
Connecticut Municipal Electric Energy Cooperative
Revenue Bonds
Series 2012A
01/01/2027	5.000%	1,000,000	1,019,531
Local General Obligation 19.7%
City of Bridgeport
Unlimited General Obligation Bonds
Series 2014A (AGM)
07/01/2031	5.000%	1,350,000	1,520,058
Series 2019-A (BAM)
02/01/2036	5.000%	1,000,000	1,260,550
City of Bridgeport(a)
Unlimited General Obligation Bonds
Series 2021A
08/01/2029	5.000%	175,000	227,042
City of Middletown
Unlimited General Obligation Bonds
Series 2015
04/01/2026	5.000%	1,000,000	1,214,225
City of Milford
Unlimited General Obligation Refunding Bonds
Series 2017B
11/01/2030	4.000%	450,000	524,663
City of New Haven
Unlimited General Obligation Bonds
Series 2015 (AGM)
09/01/2027	5.000%	1,200,000	1,410,878
Unlimited General Obligation Refunding Bonds
Series 2015B (BAM)
08/15/2027	5.000%	750,000	880,534
Columbia Connecticut Intermediate Municipal Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Connecticut Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019B AGM
02/01/2030	5.000%	450,000	594,160
City of Norwalk
Unlimited General Obligation Refunding Bonds
Series 2017B
07/01/2026	4.000%	750,000	856,309
City of Waterbury
Unlimited General Obligation Bonds
Lot A
Series 2015 (BAM)
08/01/2031	5.000%	500,000	585,209
08/01/2032	5.000%	500,000	584,778
Series 2020A
02/01/2030	5.000%	500,000	662,085
Metropolitan District (The)
Unlimited General Obligation Bonds
Series 2018
07/15/2034	5.000%	500,000	627,610
Series 2019A
07/15/2033	5.000%	2,500,000	3,235,037
Town of Guilford
Unlimited General Obligation Refunding Bonds
Series 2016A
08/15/2029	4.000%	450,000	524,534
Town of Hamden
Unlimited General Obligation Refunding Bonds
Series 2018A (BAM)
08/15/2030	5.000%	1,000,000	1,240,068
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/2024	4.750%	1,150,000	1,302,205
07/15/2025	4.750%	1,150,000	1,348,576
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2017B
09/01/2030	4.000%	350,000	407,403
Total			19,005,924
Pool / Bond Bank 2.6%
State of Connecticut Clean Water Fund - State Revolving Fund
Revenue Bonds
Green Bonds
Series 2017A
05/01/2034	5.000%	1,500,000	1,850,404
Series 2019A
02/01/2035	4.000%	565,000	684,886
Total			2,535,290
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prep School 7.1%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Choate Rosemary Hall Issue
Series 2020
07/01/2037	4.000%	300,000	366,177
07/01/2038	4.000%	310,000	378,086
Taft School Issue
Series 2018K
07/01/2035	4.000%	1,115,000	1,315,179
Revenue Bonds
Greenwich Academy
Series 2007E (AGM)
03/01/2026	5.250%	2,370,000	2,671,938
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/2027	5.250%	1,670,000	2,102,924
Total			6,834,304
Refunded / Escrowed 5.3%
City of New Britain
Prerefunded 09/01/28 Unlimited General Obligation Bonds
Series 2018B (AGM)
09/01/2036	5.250%	720,000	941,193
Unlimited General Obligation Refunding Bonds
Series 2016A Escrowed to Maturity (BAM)
03/01/2025	5.000%	10,000	11,660
Greater New Haven Water Pollution Control Authority
Prerefunded 08/15/24 Revenue Bonds
Series 2014B
08/15/2031	5.000%	1,000,000	1,146,398
Puerto Rico Highway & Transportation Authority(b)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	895,000	936,036
South Central Connecticut Regional Water Authority
Prerefunded 08/01/22 Revenue Bonds
27th Series 2012
08/01/2029	5.000%	1,945,000	2,040,306
Total			5,075,593
Retirement Communities 3.1%
Connecticut State Health & Educational Facilities Authority(c)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,000,000	1,123,579
McLean Issue
Series 2020A
01/01/2030	5.000%	425,000	490,861

2	Columbia Connecticut Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Connecticut Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
McLean Issue - TEMPS-50
Series 2020B-2
01/01/2026	2.750%	500,000	506,542
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Covenant Home, Inc.
Series 2018
12/01/2031	5.000%	750,000	908,347
Total			3,029,329
Single Family 8.4%
Connecticut Housing Finance Authority(d)
Refunding Revenue Bonds
Home Mortgage
Series 2019D-2
05/15/2033	3.000%	880,000	945,146
Series 2020A-2
11/15/2030	2.150%	1,000,000	1,033,509
05/15/2031	2.200%	1,000,000	1,040,852
Series 2020C
05/15/2027	5.000%	790,000	956,083
11/15/2028	5.000%	575,000	711,301
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2019B1
11/15/2033	3.000%	1,000,000	1,080,993
Subordinated Series 2017D-1
11/15/2032	3.200%	1,000,000	1,079,975
Subordinated Series 2018C-1
11/15/2038	3.625%	1,160,000	1,279,200
Total			8,127,059
Special Non Property Tax 7.1%
State of Connecticut(a)
Refunding Revenue Bonds
Series 2021C
01/01/2032	5.000%	1,000,000	1,366,295
State of Connecticut
Revenue Bonds
Special Tax Obligation Bonds
Series 2020A
05/01/2037	5.000%	1,000,000	1,310,404
State of Connecticut Special Tax
Revenue Bonds
Series 2018B
10/01/2035	5.000%	1,000,000	1,274,540
Transportation Infrastructure
Series 2014A
09/01/2025	5.000%	2,500,000	2,867,494
Total			6,818,733
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 3.1%
University of Connecticut
Revenue Bonds
Series 2015A
02/15/2029	5.000%	1,500,000	1,731,939
Series 2020A
02/15/2037	5.000%	1,000,000	1,293,941
Total			3,025,880
State General Obligation 5.3%
State of Connecticut
Unlimited General Obligation Bonds
Series 2018A
04/15/2031	5.000%	1,000,000	1,264,969
Series 2018-E
09/15/2033	5.000%	1,000,000	1,274,038
Series 2019A
04/15/2036	5.000%	1,000,000	1,279,095
Series 2020A
01/15/2030	5.000%	1,000,000	1,336,353
Total			5,154,455
Water & Sewer 7.6%
Greater New Haven Water Pollution Control Authority
Refunding Revenue Bonds
Series 2016A
11/15/2029	4.000%	500,000	579,056
11/15/2030	4.000%	400,000	461,185
11/15/2031	4.000%	100,000	114,994
11/15/2032	4.000%	440,000	504,962
Mattabassett District
Revenue Bonds
Green Bonds
Series 2021 (BAM)
08/01/2029	5.000%	500,000	648,596
Metropolitan District (The)
Revenue Bonds
Clean Water Project
Series 2020A
10/01/2029	5.000%	1,000,000	1,322,535
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/2022	5.250%	1,370,000	1,440,008
08/01/2023	5.250%	500,000	551,264
29th Series 2014
08/01/2025	5.000%	500,000	547,192

Columbia Connecticut Intermediate Municipal Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Connecticut Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
32nd Series 2016B
08/01/2035	4.000%	1,000,000	1,154,810
Total			7,324,602
Total Municipal Bonds (Cost $86,965,051)			93,776,734

Money Market Funds 3.6%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(e)	229,726	229,703
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(e)	3,208,843	3,208,843
Total Money Market Funds (Cost $3,438,569)		3,438,546
Total Investments in Securities (Cost: $90,403,620)		97,215,280
Other Assets & Liabilities, Net		(765,810)
Net Assets		96,449,470
Notes to Portfolio of Investments
(a)	Represents a security purchased on a when-issued basis.
(b)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2021, the total value of these securities amounted to $936,036, which represents 0.97% of total net assets.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2021, the total value of these securities amounted to $2,120,982, which represents 2.20% of total net assets.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	The rate shown is the seven-day current annualized yield at July 31, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Connecticut Intermediate Municipal Bond Fund | Quarterly Report 2021

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